Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Warrants
Warrants

NOTE 9 – WARRANTS

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2013	3,693,971	$0.450	4.81	$-
Exercisable January 1, 2013	3,693,971	$0.450	4.81	$-
Granted	-
Exercised	-
Forfeited	(298,138)
Outstanding December 31, 2013	3,395,833	$0.450	5.28	$-
Exercisable December 31, 2013	3,395,833	$0.450	5.28	$-
Canceled	(3,395,833)
Granted	28,405,782
Exercised	-
Forfeited	-
Outstanding September 30, 2014	28,405,782	$0.653	4.61	$-
Exercisable September 30, 2014	28,405,782	$0.653	4.61	$-

Under ASC No. 718, the Company estimates the fair value of warrants granted on each grant date using the Black-Scholes option valuation model. The fair value of warrants issued with debt is recorded as a debt discount and amortized over the life of the debt. The range of fair value assumptions related to warrants outstanding as of September 30, 2014 and December 31, 2013, were as follows:

	September 30, 2014	December 31, 2013
Dividend yield	0.0%	0.0%
Risk-free rate	0.12% - 0.66%	0.62% - 4.59%
Expected volatility	112% - 159%	108% - 167%
Expected term	1.0 - 2.5 years	2.5 - 10.0 years

The expected volatility was calculated based on the historical volatilities of publicly traded peer companies, determined by the Company. The risk free interest rate used was based on the U.S. Treasury constant maturity rate in effect at the time of grant for the expected term of the warrants to be valued. The expected dividend yield was zero, as the Company does not anticipate paying a dividend within the relevant time frame. The expected warrant term is the life of the warrant.

The Company recognized $0 and $5,229,589, in stock based compensation expense during the three and nine-month periods ended September 30, 2014, respectively. Warrants issued prior to February 7, 2014, were issued in conjunction with the origination of notes payable and were accounted for as a discount on the related notes. See Note 6 for the expense associated with the issuance of these warrants.

NOTE 9 – WARRANTS

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Outstanding January 1, 2012	4,182,261	$0.45	4.77	-
Exercisable January 1, 2012	4,182,261	$0.45	4.77	-
Granted	418,470	$0.45	5.00
Exercised	-
Forfeited/Cancelled	(906,760)	$0.45
Outstanding December 31, 2012	3,693,971	$0.45	4.81	-
Exercisable December 31, 2012	3,693,971	$0.45	4.81	-
Granted	-
Exercised	-
Forfeited/Cancelled	(298,138)	$0.45
Outstanding December 31, 2013	3,395,833	$0.45	5.28	-
Exercisable December 31, 2013	3,395,833	$0.45	5.28	-

Under ASC No. 718, the Company estimates the fair value of warrants granted on each grant date using the Black-Scholes option valuation model. The fair value of warrants issued with debt is recorded as a debt discount and amortized over the life of the debt.

The range of fair value assumptions related to warrants outstanding as of December 31, 2013 and 2012, were as follows:

	2013	2012
Dividend yield	0.0%	0.0%
Risk-free rate	0.62% - 4.59%	0.62% - 4.59%
Expected volatility	108% - 167%	108% - 167%
Expected term	2.5 - 10.0 years	2.5 - 10.0 years

The expected volatility was calculated based on the historical volatilities of publicly traded peer companies, determined by the Company. The risk free interest rate used was based on the U.S. Treasury constant maturity rate in effect at the time of grant for the expected term of the warrants to be valued. The expected dividend yield was zero, as the Company does not anticipate paying a dividend within the relevant time frame. The expected warrant term is the life of the warrant.